CONCENTRATION	9 Months Ended
Sep. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATION

NOTE K – CONCENTRATION

The Company derived $272,843, 70%, and $365,692, 82%, of revenue in the nine months ended September 30, 2021 and 2020, respectively, from a single customer. We continue to endeavor to diversify our customer base and make efforts to mitigate the risk associated with excess concentration of sales from a limited number of customers.